REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details)	1 Months Ended
	Mar. 31, 2019 shares	Mar. 08, 2019 shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Temporary Equity [Line Items]
Preferred shares, par value | $ / shares			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred shares, conversion and redesignation, ratio	1
Shares issued for each shares converted		377,931,094
Class A ordinary shares
Temporary Equity [Line Items]
Shares issued for each shares converted	237,129,043	140,802,051
Class B ordinary shares
Temporary Equity [Line Items]
Shares issued for each shares converted	140,802,051	237,129,043